INVENTORIES	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
INVENTORIES
12.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Raw materials	530,073,129	943,958,480
Work-in-progress	591,775,978	809,571,580
Finished goods	2,081,475,935	2,719,984,637
Total	3,203,325,042	4,473,514,697

Write-down of the carrying amount of inventory to its estimated market value was RMB75,935,281, RMB98,791,960 and RMB439,000,231 for the years ended December 31, 2014, 2015 and 2016, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventory write downs were mainly related to the inventories whose market value is lower than its carrying amount due to lower photoelectric conversion efficiencies.

As of and December 31, 2015 and December 31, 2016, inventories with net book value of RMB420,422,895 and RMB61,000,000 were pledged as collateral for the Group’s borrowings (Note 22).